CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2018
Text block [abstract]
CONVERTIBLE DEBENTURES
8.	CONVERTIBLE DEBENTURES

	December 31, 2018	December 31, 2017
2016 Debentures (a)	$72,481,375	$90,742,373
2017 Debentures (b)	65,709,509	80,627,593

Convertible Debentures	$138,190,884	$171,369,966

(a)	2016 Debentures

On June 10, 2016, the Company issued US$60 million principal amount of convertible debentures (the “2016 Debentures”) which were determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. The Company received gross proceeds of $76,416,000 (US$60 million) and net proceeds of $72,363,602 (US$56,852,383) after deducting $4,052,398 (US$3,147,617) in transaction costs from the issue of the 2016 Debentures. A 3% establishment fee of $2,292,480 (US$1.8 million) was also paid to the debenture holders through the issuance of 1,005,586 common shares. The fair value of the 2016 Debentures on issuance date was determined to be $74,123,520 (US$58.2 million).

Pursuant to an amended and restated trust indenture dated July 21, 2017, the maturity date of the 2016 Debentures was extended to July 22, 2022.

The fair value of the 2016 Debentures decreased from $90,742,373 (US$72,333,498) on December 31, 2017 to $72,481,375 (US$53,131,047) at December 31, 2018, resulting in a gain of $18,260,998 (US$19,202,451) for the year ended December 31, 2018. This gain, combined with the gain on the 2017 Debentures (see Note 8(b)) for the year ended December 31, 2018 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in profit for the year.

	December 31, 2018	December 31, 2017
Fair value of 2016 Debentures, beginning of period	$90,742,373	$70,811,801
Fair value adjustment during the period	(18,260,998)	19,930,572
Interest payable	354,480	350,900

2016 Debentures and interest payable	$72,835,855	$91,093,273
Less: interest payable included in accounts payable & accrued liabilities	(354,480)	(350,900)

2016 Debentures, end of period	$72,481,375	$90,742,373

The 2016 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.

The inputs used in the 2016 Debentures pricing model as at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018		December 31, 2017
Volatility		38%		39.00%
Expected life in years		3.56 years		4.56 years
Risk free interest rate		2.58%		2.23%
Expected dividend yield		0%		0%
Credit spread		25.79%		25.35%
Underlying share price of the Company		$2.41		$3.21
Conversion exercise price	US$	2.3261	US$	2.3261
Exchange rate (C$:US$)		$0.7330		$0.7971

(b)	2017 Debentures

On July 21, 2017, the Company issued US$60 million principal amount of convertible debentures (the “2017 Debentures”) which were also determined to be a hybrid financial instrument comprised of the host debt contract and multiple embedded derivatives. The Company received gross proceeds of $75,294,000 (US$60 million) and net proceeds of $72,482,854 (US$57,759,864) after deducting $2,811,146 (US$2,240,136) in transaction costs from the issue of the 2017 Debentures. A 3% establishment fee of $2,258,820 (US$1.8 million) was also paid to the debenture holders through the issuance of 869,271 common shares. The fair value of the 2017 Debentures on issuance date was determined to be $73,035,180 (US$58,200,000).

The fair value of the 2017 Debentures decreased from $80,627,593 (US$64,270,700) on December 31, 2017 to $65,709,509 (US$48,167,064) at December 31, 2018, resulting in a gain of $14,918,084 (US$16,103,636) for the year ended December 31, 2018. This gain, combined with the gain on the 2016 Debentures (see Note 8(a)) for the year ended December 31, 2018 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income and the remaining amount recognized in profit for the year. For the year ended December 31, 2018 total mark to market gain related to the change in fair value of the 2016 and 2017 Debentures is $33,179,082, recorded in Statement of Loss (profit) - $32,578,261 and Other Comprehensive Income $600,821 (2017 – total mark to market loss of $27,522,985, recorded in Statement of Loss (profit) - $27,522,985 and Other Comprehensive Income - $Nil).

	December 31, 2018	December 31, 2017
Fair value of 2017 Debentures, beginning of period	$80,627,593	$73,035,180
Fair value adjustment during the period	(14,918,084)	7,592,413
Interest payable	354,480	350,900

2017 Debentures and interest payable	$66,063,989	$80,978,493
Less: interest payable included in accounts payable & accrued liabilities	(354,480)	(350,900)

2017 Debentures, end of period	$65,709,509	$80,627,593

The 2017 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.

The inputs used in the 2017 Debentures pricing model as at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018		December 31, 2017
Volatility		38%		39.00%
Expected life in years		3.56 years		4.56 years
Risk free interest rate		2.58%		2.23%
Expected dividend yield		0%		0%
Credit spread		25.79%		25.35%
Underlying share price of the Company		$2.41		$3.21
Conversion exercise price	US$	2.6919	US$	2.6919
Exchange rate (C$:US$)		$0.7330		$0.7971

General Terms

At inception, for each of the 2016 Debentures and 2017 Debentures (collectively, the “Convertible Debentures”), the Company made an irrevocable election under IAS 39 to designate the Convertible Debentures as a financial liability at fair value through profit or loss. At their respective initial recognition date, the entire convertible instrument was measured at fair value with associated transaction costs expensed as incurred. Subsequent to initial recognition, the convertible financial instrument is marked to market at each financial reporting date and any change in fair value is recognized in profit or loss with the exception that under IFRS 9 (Note 4), the change in fair value that is attributable to change in credit risk of the liability is presented in other comprehensive income.

The Convertible Debentures bear interest at a rate of 7.5% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year, with the first interest payment on the 2017 Debentures due on December 10, 2017. Two thirds of the interest (equal to 5% per annum) is payable in cash and one third of the interest (equal to 2.5% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the exchange or market that has the greatest trading volume in the Company’s common shares for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. For this purpose, the VWAP shall be converted into US dollars on each of the 20 days in the period, using the indicative rate of exchange for such currency as reported by the Bank of Canada.

The 2016 Debentures and 2017 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders at any time prior to maturity at a price per common share of US$2.3261 and US$2.6919, respectively (the “Conversion Price”).

The 2016 Debentures and 2017 Debentures are not redeemable by the Company prior to June 10, 2019 and July 21, 2020, respectively. On or after June 10, 2019 and July 21, 2020 and prior to their maturity date of July 22, 2022, the 2016 Debentures and 2017 Debentures, respectively, may be redeemed by the Company, in whole or in part, at any time that the 20-day VWAP of the common shares exceeds 130% of the Conversion Price, on not less than 30 days’ prior notice to the debenture holders. For this purpose, the VWAP shall be converted into US dollars on each of the 20 days in the period, using the indicative rate of exchange for such currency as reported by the Bank of Canada.

Upon completion of a change of control (which includes in the case of the holders’ right to redeem the Convertible Debentures, a change in the Chief Executive Officer of the Company), the holders of the Convertible Debentures or the Company may require the Company to purchase or the holders to redeem, as the case may be, any outstanding Convertible Debentures in cash at: (i) on or prior to June 10, 2019 and July 21, 2020 for the 2016 Debentures and 2017 Debentures, respectively, 130% of the principal amount; and (ii) at any time thereafter, 115% of the principal amount, in each case plus accrued but unpaid interest, if any. In addition, upon the public announcement of a change of control that is supported by the Board, the Company may require the holders of the Convertible Debentures to convert the Convertible Debentures into common shares at the Conversion Price provided the consideration payable upon the change of control exceeds the Conversion Price and is payable in cash.

A “change of control” of the Company is defined as consisting of: (a) the acquisition by a person or group of persons acting jointly or in concert of voting control or direction over 50% or more of the Company’s outstanding common shares; (b) the amalgamation, consolidation or merger of the Company with or into another entity as a result of which the holders of the common shares immediately prior to such transaction, directly or indirectly, hold less than 50% of voting control or direction over the entity carrying on the business of the Company following such transaction; (c) the sale, assignment, transfer or other disposition of all or substantially all of the property or assets of the Company to another entity in which the holders of the common shares immediately prior to such transaction, directly or indirectly, hold less than 50% of voting control or direction over the other entity following such transaction; or (d) the removal by resolution of the shareholders of the Company, of more than 51% of the then incumbent directors of the Company which removal has not been recommended in the Company’s management information circular, or the failure to elect to the Company’s board of directors a majority of the directors proposed for election by management in the Company’s management information circular.